Significant Accounting Policies - Schedule of Denominator of Basic and Dilutive Earnings Per Share (Details) - Successor [Member] - shares	3 Months Ended	4 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Weighted average outstanding common shares	8,471,608	8,471,608
Weighted average shares held in escrow	(142,857)	(142,857)
Weighted average prefunded warrants	1,339,499	1,339,499
Weighted shares outstanding - basic	9,668,250	9,668,250